Equity (Movement in AOCI) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ (1,769)	$ (6,307)
Total other comprehensive income (loss)	16,043	4,538
Ending balance	14,274	(1,769)
Net change in fair value of derivatives
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	5,972	(18)
Total other comprehensive income (loss)	14,918	5,990
Ending balance	20,890	5,972
Actuarial gain (loss) on pension obligations
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(7,741)	(6,289)
Total other comprehensive income (loss)	1,125	(1,452)
Ending balance	$ (6,616)	$ (7,741)